FINANCIAL DEBT	12 Months Ended
Dec. 31, 2020
FINANCIAL DEBT
FINANCIAL DEBT

NOTE 13 – FINANCIAL DEBT

	As of December 31,
	2020	2019
Current
Bank overdrafts - principal	3,953	13,219
Securities’ caution - principal	—	419
Bank and other financial entities loans – principal	7,618	18,379
Notes – principal	13,789	—
NDF (Note 22)	516	491
Loans for purchase of equipment	2,456	2,042
Accrued interest and related expenses	13,270	13,481
	41,602	48,031
Non-current
Notes – principal	56,533	55,171
Bank and other financial entities loans – principal	73,445	77,173
NDF (– Note 22)	11	19
Loans for purchase of equipment	4,160	3,663
Accrued interest and related expenses	24,449	22,871
	158,598	158,897
Total financial debt	200,200	206,928

Most of the bank and other financing entities loans subscribed by the Company contain standard compliance ratios for this kind of agreements. As of December 31, 2020, Telecom has complied with them.

The main bank and other financing entities loans agreements, which are effective as of the date of these consolidated financial statements, are detailed below:

Telecom Argentina

Global Programs for the issuance of Notes

On December 28, 2017, Telecom Argentina held an Ordinary Shareholders’ Meeting that approved a Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies. The delegation of powers in the Board of Directors was also approved to determine and modify the terms and conditions of the Program as well as to establish the issuance opportunities. On April 19, 2018, the CNV approved the mentioned Program, through Resolution No. 19,481.

Within the mentioned Program, Telecom Argentina issued several series of Notes in Argentine pesos and in US dollars, which are described below:

•	Series I in US dollars

In July 2019, the Company informed CNV about the renewal of the period of placement of Notes for an amount of nominal value of US$300 million, that can be increased to US$500 million, whose funds were used to the refinancing of liabilities, including the use of up to US$250 million to refinance Series “A” Notes maturing in 2021 (See “Series 5 Notes – Foreign currency financial debt renegotiation”).

The amount of the Notes finally issued and its main characteristics are detailed below:

Issuance date: July 18, 2019.

Amount involved: US$400 million (approximately $17,148 as of the date of issuance).

Maturity Date: July 18, 2026.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate: It bears interest semiannually from its issuance date until its maturity date at a fixed annual rate of 8.00%.

Interest Payment Date: Interest will be paid semiannually since issuance date. The last interest payment date will be the maturity date.

The Company received a disbursement for a total amount of US$392.36 million (since US$2.4 million corresponding to debt issuance expenses and US$5.24 million that corresponded to issuance under par were deducted from the initial disbursement) equivalent to $16,820 as of the date of the disbursement collection. From this disbursement, the Company used US$34.2 million to repurchase Series “A” Notes maturing in 2021 (See “Series 5 Notes – Foreign currency financial debt renegotiation”) and US$100 million to the partial prepayment of the Term Loan, which were paid in July 25, 2019.

As of December 31, 2020, an amount of US$406.7 million of the mentioned Notes remained unpaid (equivalent to $34,221).

•	Series 3 and 4 in Argentine Pesos

On January 23, 2020, the Company informed CNV about the renewal of the period of placement of Notes in two series for a total amount of nominal value of $1,500, that can be increased to $5,000. The amount of the Notes finally issued and its main characteristics are detailed below:

✓	Series 3

Issuance date: January 31, 2020.

Amount involved: $3,196,524,154 Argentine pesos.

Maturity Date: January 31, 2021.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable in a quarterly basis from its issuance date until its maturity date at a variable annual rate (Badlar plus spread of 4.75%). The last interest payment date will be on maturity date.

✓	Series 4

Issuance date: January 31, 2020.

Amount involved: $1,200,229,180 Argentine pesos.

Maturity Date: July 31, 2021.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable on a quarterly basis from its issuance date until its maturity date at a variable annual rate (Badlar plus spread of 5.25%). The last interest payment date will be on maturity date.

The Company received a disbursement for a total amount of $4,374, since $23 corresponding to debt issuance expenses were deducted from the initial disbursement (amounts in currency of the transaction date).

During November and December 2020, the Company repurchased approximately $86.0 (principal nominal value) of Series 3 Notes. These operations were carried out at the market value of each repurchase date, which did not significantly differ from their accounting valuation on that date.

As of December 31, 2020, an amount of $3,303 of Series 3 Notes and $1,274 of Series 4 Notes remained unpaid.

During January 2021, the Company repurchased approximately $150.0 (principal nominal value) of Series 3 Notes. These operations were carried out at the market value of each repurchase date, which did not significantly differ from their accounting valuation on that date.

On maturity date of Series 3 Notes, the Company paid $3,249 of Series 3 Notes ($2,961 of principal and $288 of accrued interest).

•	Series 5 Notes – Foreign currency financial debt renegotiation

Within the framework of continuous optimization of terms, rates and structure of its financial debt, on August 6, 2020, the Company has refinanced part of its financial debt through the issuance of Series 5 Notes, which main characteristics are detailed below:

a)	Series 5 Notes

Issuance date: August 6, 2020.

Amount involved: US$388.9 million (approximately $28,273 as of the date of issuance), of which US$253.5 million correspond to instruments to be subscribed in kind through the exchange of Series “A” Notes as described in item b) below and US$135.4 million correspond to instruments to be integrated in cash.

Maturity Date: August 6, 2025.

Amortization: Principal will be settled as follows: 3% on February 6, 2023, 30% on August 6, 2023, 33% on August 6, 2024 and 34% on August 6, 2025.

Interest rate and Payment Date: Interest is payable on a semiannually basis from its issuance date until the maturity date, at an annual fixed rate of 8.50%. The last interest payment date will be on maturity date.

Integration Options: Series 5 Notes may be integrated, at the investor's choice, in cash (US$) or in non - cash assets through the exchange of Series “A” Notes with maturity date in 2021. Net cash proceeds of Series 5 Notes were applied to the cancellation of the loan with Deutsche Bank AG, London Branch, mentioned in item c) below. Series “A” Notes delivered for the non – cash assets subscription of Series 5 Notes have been settled by the Company.

As of December 31, 2020, an amount of US$413.8 million of the mentioned Notes remained unpaid (equivalent to $34,818).

b)	Outstanding Series “A” Notes at fixed annual rate maturing in 2021

On April 20, 2016, at the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión, the shareholders of Cablevisión approved, among other matters, the extension of the authorization of the Global Program for the Issuance of Notes, which had been granted at the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión on April 28, 2014, increasing the maximum amount of the outstanding Notes that may be issued under this Program from a nominal value outstanding at any time of US$500 million (or its equivalent in other currencies) to US$1,000 million (or its equivalent in other currencies), delegating broad powers to the Board of Directors.

On June 1, 2016, the Board of Directors of Cablevisión authorized the issuance of Series “A” Notes for a nominal value of US$500 million at fixed annual nominal interest rate of 6.50%, interest payable semi-annually, maturing in June 2021.

As a result of the merger between Telecom Argentina and Cablevisión, Series “A” Notes were assumed by the Company in January 1, 2018.

For this purpose, Telecom Argentina, as successor of Cablevisión, the Deutsche Bank Trust Company Americas, as Trustee and Banco Comafi S.A., as trustee representative in Argentina, signed a supplement to the Trust Agreement formalizing the absorption of the Series “A” Notes by Telecom Argentina.

On July 10, 2019, Telecom made an offer to repurchase Series “A” Notes for an amount of up to US$200 million, under certain terms and conditions. Total consideration offered for each US$1,000 of nominal value in accordance with the offer amounted to US$997.50 plus accrued interest. The purchase offer ended on August 9, 2019. As a result of the offer, Telecom canceled a total amount of US$34.2 million of Series “A” Notes (US$30.4 million on July 25, 2019 and US$3.8 million on August 14, 2019).

Additionally, and until December 31, 2019, the Company repurchased approximately US$0.5 million (nominal value) of the Series “A” Notes. These transactions were executed at the quoted market price prevailing on each repurchase date, which did not significantly differ from the book value as of that date.

On July 7, 2020, the Company started the public offering placement process of Series 5 Notes, with the purpose of refinancing Series “A” Notes and the loan with Deutsche Bank AG, London Branch mentioned in point c) below, jointly with a request for consent for the amendment of certain terms and conditions of Series “A” Notes. Series “A” Notes holders’, who chose to deliver these Notes for the subscription in kind of Series 5 Notes, received for each US$1,000 of Series “A” Notes delivered to the Company: i) US$700 of principal of Series 5 Notes; and ii) US$320 in cash (see “Agreement with the TMF Trust Company” to this Note). According to the offer, the nominal value of Series “A” Notes delivered to the Company for the integration in non – cash assets of Series 5 Notes amounted to US$362.2 million, representing approximately 77.74% of total outstanding Series “A” Notes, which were settled and retired.

As a result, the remaining nominal value of outstanding Series “A” Notes amounts to US$103.4 million, equivalent to $8,704.

c)	Deutsche Bank Loan

On November 8, 2018, the Company acknowledged the acceptance by Deutsche Bank AG, London Branch, as organizer of a syndicate of banks, of a loan facility for an amount of up to US$200 million (which might be increased up to US$300 million). On November 14, 2018 the Company acknowledged the acceptance of the extension of the loan offer by Deutsche Bank AG, London Branch, for US$100 million.

The Deutsche Bank Loan has a term of 42 months counted from the date of the initial borrowing and will accrue compensatory interest at an initial rate per annum equivalent to LIBO plus 4.5% that will be payable quarterly, in arrears. The principal will be payable in six consecutive semi-annual equal installments equivalent to 12.5% of the disbursed amount with a final payment on the maturity date equivalent to 25% of the initial borrowing.

The proceeds from the Deutsche Bank Loan were used by the Company only to partially prepay the Syndicated Loan.

On August 6, 2020, the Company fully settled the bank loan with Deutsche Bank AG, London Branch, which it total outstanding principal amounted to US$187.5 million, including interest accrued at that date and related expenses, with cash obtained from the subscription of Series 5 Notes previously mentioned and the payment in cash made by the Trust (see “Agreement with the TMF Trust Company” to this Note).

As a result of this financial debt renegotiation, the Company recorded a loss of $2,669, that is included in “Financial debt renegotiation results” item, included in Other financial results, net.

•	Series 6 and 7 in Argentine Pesos

On December 2, 2020, the Company offered a Notes subscription in two series for a total amount of nominal value of $1,500, that can be increased to $10,000. The amount of the Notes finally issued and its main characteristics are detailed below:

✓	Series 6

Issuance date: December 10, 2020.

Amount involved: $1,928,950,000 Argentine pesos.

Maturity Date: December 10, 2021.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable on a quarterly basis from its issuance date until its maturity date at a variable annual rate (Badlar plus spread of 2.25%). The last interest payment date will be on maturity date.

✓	Series 7

Issuance date: December 10, 2020.

Amount involved: $125,248,683 UVA, equivalent to $7,786,710,622 Argentine pesos as of the date of issuance.

Maturity Date: December 10, 2023.

Amortization: Principal will be paid in one installment at maturity date.

Interest rate and Payment Date: Interest is payable on a quarterly basis from its issuance date until its maturity date at a 3% fixed annual rate. The last interest payment date will be on maturity date.

The Company received a disbursement for a total amount of $9,671, since $45 corresponding to debt issuance expenses were deducted from the initial disbursement (amount corresponding to the transaction date).

As of December 31, 2020, an amount of $1,957 of Series 6 Notes and $8,015 of Series 7 Notes remained unpaid.

Bank and other financing entities loans

International Finance Corporation (“IFC”) loan

On July 5, 2016, Personal, company merged by absorption into Telecom, accepted an offer from the IFC (member of the World Bank Group) for the assessment and transfer of funds for purposes of financing investment needs, work capital and debt refinancing. On October 5, 2016 Personal and the IFC signed the loan agreement (“IFC Loan”) for an amount of US$400 million and for a six-year period, payable in 8 equal semiannual installments since the 30th month, with a 6 month LIBOR + 400bp. This loan was used to deploy the 4G network and refinance short-term financial liabilities. The loan terms include standard commitments and limitations for this type of financial transactions.

On March 4, 2019 The Company signed a new loan agreement with IFC for a total amount of up to US$450 million, as requested in a timely manner by the Company in one or more disbursements (the "Loan"). The Loan consisted of a tranche "A", a tranche "B-1", a tranche "B-2", a tranche "B-3" and a tranche "B-4" which will accrue compensatory interest payables semiannually for periods that are due at an annual rate equal to LIBOR plus the following margins: 4.85 percentage points in the case of Tranche A, Tranche B-2 and Tranche B-4, and 4.60 percentage points in the case of Tranche B-1 and Tranche B-3. Likewise, the principal will be payable as follows: Tranche A, Tranche B-2, and Tranche B-4 in eight consecutive semi-annual equal installments from February 2021 and final maturity in August 2024 and Tranche B-1 and Tranche B-3 in six consecutive semi-annual equal installments from February 2021 and final maturity in August 2023. The proceeds from the loan were used to finance capital investments for 2019.

On March 18, 2019, the Company received a disbursement for a total amount of US$290 million (US$285.5 million were received, because US$4.5 million corresponding to debt issuance expenses were deducted from the initial disbursement) in relation to the loan agreement that the Company signed with IFC for a total amount of up to US$450 million on March 4, 2019. The disbursement of US$290 million is divided into two tranches: a) a disbursement of US$160 million, which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.85 percentage points, which will be cancelled in 8 consecutive semiannual equal installments from February 2021 with maturity date in August 2024 and b) a disbursement of US$130 million, which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.60 percentage points, which will be cancelled in 6 consecutive semiannual equal installments from February 2021 with maturity date in August 2023.

On April 25, 2019, an additional disbursement was received for a total amount of US$20 million which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.85 percentage points, which will be cancelled in 8 consecutive semiannual equal installments from February 2021 and final maturity in August 2024.

On September 22, 2020, the Company refinanced those loans and agreed to change the amortization schedule of all principal maturities that would take place during the last quarter of 2020 and 2021, by deferring the 85% of them for a term ranging between 24 and 48 months, and pre-paying the remaining 15% jointly with accrued interest and other related expenses (see "Agreement with the TMF Trust Company" to this Note). As a result of this renegotiation, the Company recognized a loss of $525 that is included in "Financial debt renegotiation results" item, within Other financial results, net.

As of December 31, 2020, an amount of US$487.3 million of these agreements remained unpaid (equivalent to $41,006).

Inter-American Development Bank (“IDB”) Loan

On April 7, 2017, Personal and IIC (member of the IDB Group), signed a loan agreement for an amount of US$100 million maturing in September 2022, payable in 8 equal semiannual installments since the 24th month, with a 6 month LIBOR + 400bp. The funds of this loan were allocated to deploy the 4G network and for financing working capital and other financial needs. The loan terms include standard commitments and covenants for this type of financial transactions.

On the other hand, on May 29, 2019 the Company subscribed a loan agreement with the Inter-American Development Bank (IDB Invest) for a total amount of up to US$300 million. On June 7, 2019, a disbursement for a total amount of US$75 million was received (US$74.15 million were received, because US$0.85 million corresponding to debt issuance expenses, that were deducted from the initial disbursement). This debt accrues interest of LIBOR plus 4.90 percentage points, which will be cancelled in 10 consecutive semiannual equal installments from November 2021 with maturity date in May 2026.

Likewise, on July 11, 2019, an additional disbursement was received for a total amount of US$25 million (US$24.55 million were received, because US$0.45 million corresponding to debt issuance expenses were deducted from the initial disbursement) which accrues interest payable semiannually for periods that are due at an annual rate equal to LIBO plus 4.60 percentage points, which will be cancelled in 6 consecutive semiannual equal installments from May 2021 and final maturity in November 2023.

On February 4, 2020 the Company and IDB Invest executed a supplement to the original loan agreement for a total amount of US$125 million, consisting of the following: i) a first tranche of US$50 million maturing on November 15, 2023 bearing interest at LIBOR plus 4.6%, payable in 8 consecutive semiannual installments since May 2020, and ii) a second tranche of US$75 million maturing on November 15, 2022 bearing interest at LIBOR plus a variable spread of 7% to 7.75%, payable in 6 consecutive semiannual installments since May 2020. The Company received a disbursement for a total amount of US$123.4 million, since US$1.6 million, corresponding to debt issuance expenses, were deducted from the initial disbursement.

On April 7, 2020, the Company received a new disbursement for a total amount of US$25 million maturing on November 15, 2022. The Company received US$24.6 million since US$0.4 million corresponding to debt issuance expenses were deducted.

On September 22, 2020, the Company refinanced those loans and agreed to change the amortization schedule of all principal maturities that would take place during the last quarter of 2020 and 2021, by deferring 85% of them for a term ranging between 24 and 66 months, and pre-paying the remaining 15% jointly with accrued interest and other related expenses (see “Agreement with the TMF Trust Company” to this Note). As a result of this renegotiation, the Company recognized a loss of $250 that is included in “Financial debt renegotiation results” item, within Other financial results, net.

As of December 31, 2020, an amount of US$288.9 million of these agreements remained unpaid (equivalent to $24,314).

Agreement with TMF Trust Company

To be able to meet the requirements arising from the renegotiation of financial debts carried out by the Company, which involves significant payments in cash, on July 15, 2020 the Company entered into a trust agreement with TMF Trust Company (Uruguay), in its capacity as trustee, for the provision of funds and the administration of those payments.

According to the above-mentioned, by the end of July 2020, the Company disbursed to the Trust a total amount of US$273 million. As of the date of these consolidated financial statements, the Trust has made the following payments in cash:

a.

An amount of US$120.2 million to the holders of Series “A” Notes to pay the cash consideration for refinancing the Series “A” Notes, including accrued interest at the date of settlement and related expenses.

b.	An amount of US$62.4 million as a partial payment of the settlement of the loan with Deutsche Bank loan AG, including accrued interest at the date of settlement and related expenses.
c.	An amount of US$30.9 million in accordance with the terms of the amendments of the loans signed with IFC, including accrued interest, prepayment premiums and other amounts due.
d.	An amount of US$13.4 million in accordance with the terms of the amendments of the loans signed with IDB, including accrued interest, prepayment premiums and other amounts due.

On November 5, 2020, the Trust Administration Committee notified the Trustee that the trust ended, since the purpose of the Trust was fulfilled, its purpose was finished and pending expenses in charge of the Trust were paid. Also, according to its contractual terms, the Trustee was instructed to proceed to transfer the remaining Trust Assets in accordance with the instructions provided by the Trust Administration Committee, after deducting a minimum amount to face future termination and settlement expenses of the Trust. On that date, the Trust transferred, as remaining Trust Assets, 45.5 million Treasury Bonds of the United States to the subsidiary Televisión Dirigida in compliance with pre-existing obligations.

Term Loan

On October 8, 2018, the Company entered into a new agreement with Citibank, N.A., HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, Dubai (DIFC) Branch, JPMorgan Chase Bank, N.A. and Banco Santander, S.A., in its capacity as lenders, Citibank, N.A., HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, Dubai (DIFC) Branch, JPMorgan Chase Bank, N.A. and Banco Santander, S.A. as organizers, Citibank N.A. as an administrative agent and the Citibank N.A. branch established in Argentina, as agent of local custody, for an aggregate principal amount of US$500 million (which can be increased, in accordance with the terms and conditions thereof) and to 48 months of term (the "Loan").

On October 17, 2018, the Company requested a disbursement of US$500 million. The disbursed principal accrues compensatory interest at an annual rate equivalent to LIBO plus the following margin: 4.50 percentage points during the first year after the disbursement, 5.00 percentage points, during the second year and 5.25 percentage points from the date that is two years after the disbursement and until the maturity date; and will be payable quarterly in arrears.

The partial pre-payment of “Term Loan” paid by Telecom during 2019 and 2020 were as follows:

✓	On March 25, 2019, Telecom paid US$101.4 million (US$100 million of principal and US$1.4 million of interest);
✓	On July 25, 2019, Telecom paid US$100.15 million (US$100 million of principal and US$0.15 million of interest);
✓	On December 9, 2019, Telecom paid US$50.5 million (US$50 million of principal and US$0.5 million of interest);
✓	On February 12, 2020, Telecom paid US$50.3 million (US$50 million of principal and US$0.3 million of interest); and
✓	On March 30, 2020, Telecom paid US$60.8 million (US$60 million of principal and US$0.8 million of interest).

As of December 31, 2020, an amount of US$140.6 million remained unpaid (equivalent to $11,831).

Finnvera

On May 7, 2019, the Company submitted a proposal for an export credit line for a total amount of up to US$96 million to the following entities: (i) Banco Santander, S.A. and JPMorgan Chase Bank, N.A., London Branch, as initial lenders, lead coordinators and guarantors of residual risk, (ii) JPMorgan Chase Bank, N.A., London Branch, as a financing agent and ECA bank, (iii) Banco Santander, S.A. as a bank of documentation and (iv) Banco Santander Río S.A. as a local custody agent, which was accepted on the same date.

The line of credit is guaranteed by Finnvera plc, the official export credit agency of Finland, which granted a bond in favor of the lenders subject to certain terms and conditions.

The funds received will be used to finance up to 85% of the value of certain imported goods and services, the value of certain national goods and services and the total payment of the Finnvera surplus equivalent to 7.82% of the total amount committed by the lenders under the line of credit.

On May 23, 2019, a disbursement for a total amount of US$36 million (US$30.6 million was received because US$2.8 million corresponding to debt issuance expenses and US$2.6 million corresponding to the payment of the first installment were deducted from the initial disbursement). This debt accrues interest at a rate equivalent to LIBO plus 1.04 percentage points payable semiannually in 13 consecutive semiannual equal installments from November 2019 with maturity date in November 2025.

On October 25, 2019, the Company received a second disbursement for a total amount of US$11.1 million (US$  6.4 million were received, because US$4.7 million corresponding to the total premium amount committed for tranche “B” were deducted). This loan accrues an interest rate equivalent to LIBO plus 1.04 percentage points payable in 14 consecutive semiannual installments from May 2020 with maturity date in November 2026.

On December 20, 2019, the Company received a third disbursement for a total amount of US$15.3 million. This loan accrues an interest rate equivalent to LIBO plus 1.04 percentage points payable in 13 consecutive semiannual installments from November 2020 with maturity date in November 2026.

On March 5, 2020, the Company received a fourth disbursement for a total amount of US$10.5 million. This loan accrues an interest rate equivalent to LIBO plus 1.04 percentage points payable in 13 consecutive semiannual installments from November 2020 with maturity date in November 2026.

On June 18, 2020, the Company received a disbursement for a total amount of US$6.8 million. This loan will be payable in 13 consecutive semiannual installments from November 2020 with maturity date in November 2026 and accrues an interest rate equivalent to LIBO plus 1.04%.

On November 7, 2020, the Company received a disbursement for a total amount of US$8.5 million. This loan will be payable in 12 consecutive semiannual installments from May 2021 with maturity date in November 2026 and accrues an interest rate equivalent to LIBO plus 1.04%.

On December 18, 2020, the Company received a disbursement for a total amount of US$7.7 million. This loan will be payable in 12 consecutive semiannual installments from May 2021 with maturity date in November 2026 and accrues an interest rate equivalent to LIBO plus 1.04%.

As of December 31, 2020, an amount of US$70.4 million remained unpaid (equivalent to $5,926).

China Development Bank Shenzhen Branch (“CDB”) Loan

On December 14, 2020, the Company agreed with CDB a compromised line of credit of up to RMB 700 million (equivalent to approximately US$100 million), that can be increased to RMB 1,400 million, structured in several tranches. The increase in the amount will be subject to the granting of insurance by the China Export & Credit Insurance Corporation.

The proceeds from the loan will be used by the Company to finance its investment plan related to the acquisition of telecommunications equipment.

On December 24, 2020, the Company subscribed a first tranche for a total of RMB 19.6 million bearing an annual interest rate of 6.8% payable semi-annually. The principal will be cancelled in 11 semi-annual and consecutive installments from May 2023 to December 2027.

As of December 31, 2020, an amount of RMB 16.8 million remained unpaid (equivalent to $217).

Banco Macro Loan

On March 16, 2020 the Company subscribed a loan agreement with Banco Macro S.A for a total amount of $4,000. Total principal will be settled by one payment at maturity date, which will be on September 16, 2021. The loan bears interest that will be paid in a quarterly basis from its issuance date until its maturity date at a variable annual rate equivalent to Badlar plus spread of 6.75%.

As of December 31, 2020, an amount of $4,045 remained unpaid.

Banco ICBC Loan

As a result of the merge between Telecom Argentina and Cablevisión, the Company assumed a loan agreement with ICBC S.A. for import financing for an amount of US$5.2 million that accrues interest at an annual rate of 6% and has semiannual interest maturities. The principal is amortized in 8 semi-annual installments from July 2018 maturing in January 2022.

As of December 31, 2020, an amount of US$1.97 million remained unpaid (equivalent to $166).

On the other hand, on April 13, 2020 the Company subscribed a loan agreement with Banco ICBC S.A for a total amount of $975. Total principal will be settled by one payment at maturity date, which will be on April 13, 2021. The loan bears interest in a monthly basis from its issuance date until its maturity date at a variable annual rate equivalent to Badlar plus spread of 9.75%.

As of December 31, 2020, an amount of $991 remained unpaid.

Banco Galicia Loan

On May 4, 2020 the Company subscribed a loan agreement with Banco Galicia S.A for a total amount of $2,000.  Total principal will be settled by one payment at maturity date, which will be on April 29, 2021. The loan bears interest that will be paid in a quarterly basis from its issuance date until its maturity date at a variable annual rate equivalent to Badlar plus spread of 7.75%.

As of December 31, 2020, an amount of $2,129 remained unpaid.

Other bank loans

As of December 31, 2020, the Company cancelled the following bank loans for:

a)	On January 7, 2020 the Company proceeded to the total cancellation of a loan with Banco Macro, by paying US$4.6 million (US$4.4 million of principal and US$0.2 million of interest).
b)

On February 6, 2020 the Company proceeded to the total cancellation of a loan with Banco Itaú for financing imports, by paying US$1.08 million (US$1.07 million of principal and US$0.01 million of interest).

c)	On June 18, 2020 the Company proceeded to the total cancellation of a loan with Banco Galicia, by paying US$8.97 million (US$8.43 million of principal and US$0.54 million of interest).

Loans for purchase of equipment

Cisco Systems Capital Corporation

The Company has debt agreements with Cisco Systems Capital Corporation related to purchase equipment financing, amounting to US$83.1 million (of which US$33.6 million were received during 2020). Such agreements have an average maturity term of fifty months with partial repayments and accrue an average annual interest of 4%.

As of December 31, 2020, an amount of US$83.5 million remained unpaid (equivalent to $7,027).

Núcleo

Global Programs for the issuance of Notes

The Extraordinary Shareholders’ Meeting of Núcleo held on April 24, 2018 amended its bylaws in order to adapt them to the regulations of the securities market, becoming Núcleo in a Public Limited Company (SAE).

On January 4, 2019, Núcleo requested the National Securities Commission and the Stock and Products Exchange of Asunción to register the Global Issuance Program that foresees the issuance of Notes for an amount of up to 500,000,000,000 of Guaraníes (approximately $3,200 as of such date) under the conditions that are defined by the Board of Directors in each series.

On February 5, 2019, the National Securities Commission of Paraguay authorized the Program, under Resolution N° 11E/19.

Under such Program, Núcleo issued the following Series of Notes:

Series I

Issuance date: March 12, 2019.

Amount involved: 120,000,000,000 of Guaraníes (approximately $841 as of the date of issuance).

Maturity Date: 60 months from its issuance date.

Amortization: Principal will be paid in one installment at maturity date (March 11, 2024).

Interest rate: It bears interest from its issuance date until its maturity date at a fixed annual rate of 9.00%.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Series II

Issuance date: March 28, 2019.

Amount involved: 30,000,000,000 of Guaraníes (approximately $210 as of the date of issuance).

Maturity Date: 60 months from its issuance date.

Amortization: Principal will paid in one installment at maturity date (March 26, 2024).

Interest rate: It bears interest from its issuance date until its maturity date at a fixed annual rate of 9.00%.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Series III

Issuance date: March 12, 2020.

Amount involved: 100,000,000,000 of Guaraníes (approximately $948 as of the date of issuance).

Maturity Date: March 11, 2025

Amortization: Principal will be paid in one installment at maturity date.

Interest rate: It bears interest from its issuance date until its maturity date at a fixed annual rate of 8.75%.

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be at the maturity date.

As of December 31, 2020, an amount of Guaraníes 250,532,000,000 of Notes remained unpaid (equivalent to $3,005).

Bank Loans

As of December 31, 2020, Núcleo maintains loans with different financial entities for Guaraníes 225,600,000,000, equivalent to $2,707, which accrue interest at an average rate of 8.2% and have an average repayment term of 4 years.

The terms and conditions of Núcleo’s loans provide for certain events of default which are considered standard for these kinds of operations.